Intangible Assets at December 31, 2012 (Details) (USD $)	3 Months Ended		12 Months Ended	59 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2013	Sep. 28, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Sep. 29, 2011	Aug. 31, 2011	Jun. 30, 2011
Intangible Assets Disclosure [Abstract]
Proceeds from Unsecured Notes Payable		$ 325,000
Debt Instrument, Interest Rate, Effective Percentage		3.00%		10.00%	8.00%	8.00%	10.00%	6.00%	10.00%	3.00%	10.00%
Stock Issued During Period, Shares, Acquisitions (in Shares)		250,000,000
Preferred Stock Issued During Period, Shares, Acquisitions (in Dollars)		7,500,000
Indefinite-lived Intangible Assets, Acquired During Period		82,538
Payments to Acquire Intangible Assets	$ 10,000		$ 10,000	$ 10,000